First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.6%
	Aerospace & Defense – 2.9%
5,652	General Dynamics Corp.	$1,075,180
2,508	Lockheed Martin Corp.	954,444
3,815	Northrop Grumman Corp.	1,352,189
		3,381,813
	Air Freight & Logistics – 1.4%
15,248	Expeditors International of Washington, Inc.	1,675,145
	Beverages – 1.8%
5,723	Coca-Cola (The) Co.	308,927
12,418	PepsiCo, Inc.	1,790,179
		2,099,106
	Biotechnology – 1.0%
4,661	Amgen, Inc.	1,116,962
	Capital Markets – 3.1%
13,072	Intercontinental Exchange, Inc.	1,538,705
2,597	Moody’s Corp.	848,466
7,508	Nasdaq, Inc.	1,212,842
		3,600,013
	Chemicals – 2.1%
4,996	Linde PLC	1,428,057
3,515	Sherwin-Williams (The) Co.	962,653
		2,390,710
	Commercial Services & Supplies – 3.0%
16,901	Republic Services, Inc.	1,796,576
12,205	Waste Management, Inc.	1,683,924
		3,480,500
	Communications Equipment – 4.2%
52,058	Cisco Systems, Inc.	2,650,273
11,992	Motorola Solutions, Inc.	2,258,093
		4,908,366
	Containers & Packaging – 0.7%
8,868	Ball Corp.	830,400
	Diversified Financial Services – 1.7%
7,013	Berkshire Hathaway, Inc., Class B (a)	1,928,224
	Diversified Telecommunication Services – 3.9%
64,343	AT&T, Inc.	2,021,014
43,412	Verizon Communications, Inc.	2,508,779
		4,529,793
Shares	Description	Value

	Electric Utilities – 5.6%
27,357	American Electric Power Co., Inc.	$2,426,839
16,688	Duke Energy Corp.	1,680,315
35,998	Southern (The) Co.	2,381,988
		6,489,142
	Food & Staples Retailing – 2.6%
4,724	Costco Wholesale Corp.	1,757,753
9,361	Walmart, Inc.	1,309,698
		3,067,451
	Food Products – 5.5%
10,700	Conagra Brands, Inc.	396,863
9,468	General Mills, Inc.	576,223
13,637	Hershey (The) Co.	2,240,559
12,499	Hormel Foods Corp.	577,454
17,948	Kellogg Co.	1,120,314
23,411	Mondelez International, Inc., Class A	1,423,623
		6,335,036
	Health Care Equipment & Supplies – 2.5%
18,474	Baxter International, Inc.	1,583,037
5,179	Becton Dickinson and Co.	1,288,587
		2,871,624
	Health Care Technology – 1.5%
22,817	Cerner Corp.	1,712,416
	Hotels, Restaurants & Leisure – 4.2%
2,551	Domino’s Pizza, Inc.	1,077,389
9,906	McDonald’s Corp.	2,338,609
12,317	Yum! Brands, Inc.	1,472,128
		4,888,126
	Household Durables – 1.0%
8,939	Garmin Ltd.	1,226,788
	Household Products – 6.7%
6,842	Church & Dwight Co., Inc.	586,633
34,592	Colgate-Palmolive Co.	2,791,574
13,714	Kimberly-Clark Corp.	1,828,351
19,368	Procter & Gamble (The) Co.	2,584,079
		7,790,637
	Industrial Conglomerates – 1.6%
4,959	3M Co.	977,617
3,882	Honeywell International, Inc.	865,842
		1,843,459
	Insurance – 6.3%
14,105	Allstate (The) Corp.	1,788,514

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
4,923	Aon PLC, Class A	$1,237,839
9,650	Arthur J. Gallagher & Co.	1,398,767
14,541	Marsh & McLennan Cos., Inc.	1,973,214
9,363	Progressive (The) Corp.	943,229
		7,341,563
	IT Services – 9.7%
7,495	Accenture PLC, Class A	2,173,325
11,337	Automatic Data Processing, Inc.	2,119,906
14,094	Broadridge Financial Solutions, Inc.	2,235,731
22,856	Paychex, Inc.	2,228,231
11,587	VeriSign, Inc. (a)	2,534,888
		11,292,081
	Life Sciences Tools & Services – 1.2%
10,263	Agilent Technologies, Inc.	1,371,547
	Machinery – 2.6%
9,975	Dover Corp.	1,488,170
6,478	Illinois Tool Works, Inc.	1,492,920
		2,981,090
	Multiline Retail – 1.0%
5,687	Dollar General Corp.	1,221,283
	Multi-Utilities – 5.2%
16,524	Ameren Corp.	1,401,896
26,391	CMS Energy Corp.	1,699,316
21,439	Consolidated Edison, Inc.	1,659,593
15,693	Dominion Energy, Inc.	1,253,871
		6,014,676
	Pharmaceuticals – 6.6%
24,549	Bristol-Myers Squibb Co.	1,532,349
17,362	Johnson & Johnson	2,825,318
26,981	Merck & Co., Inc.	2,010,085
32,654	Pfizer, Inc.	1,262,077
		7,629,829
	Professional Services – 0.9%
5,348	Verisk Analytics, Inc.	1,006,494
	Software – 2.4%
36,984	Oracle Corp.	2,803,017
	Specialty Retail – 2.7%
626	AutoZone, Inc. (a)	916,539
3,727	Home Depot (The), Inc.	1,206,318
1,879	O’Reilly Automotive, Inc. (a)	1,038,862
		3,161,719
	Total Common Stocks	110,989,010
	(Cost $99,891,782)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 4.1%
	Equity Real Estate Investment Trusts – 4.1%
6,642	Alexandria Real Estate Equities, Inc.	$1,202,866
29,697	Duke Realty Corp.	1,381,504
3,925	Public Storage	1,103,553
15,590	Realty Income Corp.	1,078,049
	Total Real Estate Investment Trusts	4,765,972
	(Cost $4,298,175)
	Total Investments – 99.7%	115,754,982
	(Cost $104,189,957) (b)
	Net Other Assets and Liabilities – 0.3%	293,666
	Net Assets – 100.0%	$116,048,648

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,230,395 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $665,370. The net unrealized appreciation was $11,565,025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 110,989,010	$ 110,989,010	$ —	$ —
Real Estate Investment Trusts*	4,765,972	4,765,972	—	—
Total Investments	$ 115,754,982	$ 115,754,982	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.1%
	Australia – 6.2%
11,718	ASX Ltd.	$658,788
475,772	AusNet Services	694,538
16,269	Australia & New Zealand Banking Group Ltd.	360,193
59,236	Brambles Ltd.	474,577
49,275	Coles Group Ltd.	619,491
5,968	Commonwealth Bank of Australia	409,357
186,596	Medibank Pvt Ltd.	442,732
12,216	National Australia Bank Ltd.	250,886
196,632	Telstra Corp., Ltd.	513,502
10,837	Wesfarmers Ltd.	451,726
13,995	Westpac Banking Corp.	269,311
14,092	Woolworths Group Ltd.	426,632
		5,571,733
	Belgium – 1.4%
12,989	Etablissements Franz Colruyt N.V.	770,339
4,154	Groupe Bruxelles Lambert S.A.	454,367
		1,224,706
	Bermuda – 1.2%
80,186	CK Infrastructure Holdings Ltd.	491,372
118,900	Hongkong Land Holdings Ltd.	588,555
		1,079,927
	Denmark – 1.1%
1,835	Carlsberg A.S., Class B	322,031
4,933	Novo Nordisk A.S., Class B	361,318
4,140	Novozymes A.S., Class B	294,701
		978,050
	France – 7.3%
3,710	Air Liquide S.A.	624,984
3,126	Arkema S.A.	390,856
14,293	Bureau Veritas S.A. (b)	427,360
4,148	Danone S.A.	292,384
1,238	Dassault Systemes SE	287,184
1,766	EssilorLuxottica S.A.	293,847
535	Hermes International	671,505
3,315	Legrand S.A.	322,822
1,479	L’Oreal S.A.	607,498
42,323	Orange S.A.	526,637
3,025	Pernod Ricard S.A.	620,803
5,345	Sanofi	560,799
1,771	Schneider Electric SE	283,224
3,376	SEB S.A.	614,908
		6,524,811
	Germany – 9.0%
1,476	Allianz SE	384,006
7,038	Beiersdorf AG	794,529
3,229	Deutsche Boerse AG	556,300
37,647	Deutsche Telekom AG	724,178
Shares	Description	Value

	Germany (Continued)
57,266	E.ON SE	$690,270
14,862	Evonik Industries AG	520,311
4,326	Fresenius Medical Care AG & Co., KGaA	344,094
5,390	Henkel AG & Co., KGaA	535,907
4,878	Knorr-Bremse AG	598,187
3,001	LEG Immobilien SE	417,440
2,078	Merck KGaA	365,123
7,166	Siemens Healthineers AG (c) (d)	409,056
3,371	Symrise AG	435,269
124,600	Telefonica Deutschland Holding AG	362,217
11,047	Uniper SE	402,953
7,324	Vonovia SE	481,120
		8,020,960
	Hong Kong – 7.4%
148,612	CLP Holdings, Ltd.	1,466,462
26,793	Hang Seng Bank Ltd.	526,012
71,460	Henderson Land Development Co., Ltd.	317,845
911,270	Hong Kong & China Gas Co., Ltd.	1,461,739
108,433	MTR Corp., Ltd.	604,441
1,335,419	PCCW Ltd.	773,633
242,498	Power Assets Holdings Ltd.	1,490,687
		6,640,819
	Ireland – 0.3%
2,183	Kerry Group PLC, Class A	282,922
	Israel – 0.8%
45,639	Bank Hapoalim BM (b)	363,892
73,031	Israel Discount Bank Ltd., Class A	330,043
		693,935
	Italy – 2.2%
22,952	Assicurazioni Generali S.p.A.	460,406
175,267	Snam S.p.A.	986,145
74,571	Terna S.p.A	549,573
		1,996,124
	Japan – 22.6%
12,500	Astellas Pharma, Inc.	187,632
9,600	Calbee, Inc.	230,052
34,500	Chubu Electric Power Co., Inc.	416,847
78,400	Chugoku Electric Power (The) Co., Inc.	875,176
47,700	Daiwa Securities Group, Inc.	254,060
139,400	ENEOS Holdings, Inc.	601,018
25,500	Idemitsu Kosan Co., Ltd.	610,609
18,600	ITOCHU Corp.	580,005
5,600	Itochu Techno-Solutions Corp.	194,199
38,800	Japan Post Bank Co., Ltd.	354,664
44,600	Japan Tobacco, Inc.	834,133

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
29,100	Kansai Electric Power (The) Co., Inc.	$288,098
12,000	Kansai Paint Co. Ltd.	302,278
9,200	Kao Corp.	589,847
11,800	KDDI Corp.	356,948
6,200	Keihan Holdings Co., Ltd.	226,068
9,600	Kirin Holdings Co., Ltd.	180,115
2,800	Kobayashi Pharmaceutical Co., Ltd.	249,794
3,900	Kyocera Corp.	236,841
6,400	Lawson, Inc.	286,943
30,800	McDonald’s Holdings Co., Japan Ltd.	1,406,277
12,000	Medipal Holdings Corp.	220,478
17,700	MEIJI Holdings Co., Ltd.	1,096,431
17,600	Mitsubishi Corp.	486,339
29,000	Mitsubishi Electric Corp.	446,317
23,900	Mizuho Financial Group, Inc.	335,680
11,100	MS&AD Insurance Group Holdings, Inc.	314,343
20,500	Nagoya Railroad Co., Ltd.	470,061
6,700	NH Foods Ltd.	298,861
15,400	Nippon Telegraph & Telephone Corp.	388,206
6,500	Nissin Foods Holdings Co., Ltd.	460,930
10,200	Ono Pharmaceutical Co., Ltd.	256,750
18,500	Osaka Gas Co., Ltd.	356,830
7,100	Otsuka Holdings Co., Ltd.	272,917
5,900	Secom Co., Ltd.	489,966
14,900	Sega Sammy Holdings, Inc.	213,909
10,100	Sekisui House Ltd.	204,144
64,400	Shizuoka Bank (The), Ltd.	493,209
79,900	Softbank Corp.	1,030,461
4,800	Sohgo Security Services Co., Ltd.	210,376
5,700	Sundrug Co., Ltd.	194,277
9,500	Suntory Beverage & Food Ltd.	320,752
5,200	Taisho Pharmaceutical Holdings Co., Ltd.	306,414
5,200	Takeda Pharmaceutical Co., Ltd.	172,953
17,100	Teijin Ltd.	281,323
36,700	Tohoku Electric Power Co., Inc.	323,379
6,600	Toyota Motor Corp.	490,788
1,800	Tsuruha Holdings, Inc.	207,851
5,200	Unicharm Corp.	201,929
9,700	USS Co., Ltd.	175,823
57,900	Yamada Holdings Co., Ltd.	288,202
		20,271,503
	Netherlands – 4.3%
3,889	Akzo Nobel N.V.	467,181
37,438	Davide Campari-Milano N.V.	441,637
36,202	Koninklijke Ahold Delhaize N.V.	974,499
2,732	Koninklijke DSM N.V.	490,054
13,323	Koninklijke Vopak N.V.	610,270
Shares	Description	Value

	Netherlands (Continued)
9,171	Wolters Kluwer N.V.	$829,804
		3,813,445
	New Zealand – 0.5%
150,143	Spark New Zealand Ltd.	472,746
	Norway – 1.1%
45,807	Orkla ASA	467,535
29,170	Telenor ASA	520,217
		987,752
	Singapore – 6.2%
17,200	DBS Group Holdings Ltd.	386,588
110,200	Oversea-Chinese Banking Corp., Ltd.	1,010,287
72,100	Singapore Exchange Ltd.	566,181
267,900	Singapore Technologies Engineering Ltd.	777,076
341,300	Singapore Telecommunications Ltd.	641,180
62,200	United Overseas Bank Ltd.	1,242,831
96,600	UOL Group Ltd.	558,948
27,500	Venture Corp. Ltd.	416,401
		5,599,492
	Spain – 2.6%
34,627	Enagas S.A.	754,341
19,944	Endesa S.A.	524,152
38,273	Iberdrola S.A.	516,964
28,091	Red Electrica Corp. S.A.	515,874
		2,311,331
	Sweden – 3.7%
15,413	Essity AB, Class B	503,052
11,132	ICA Gruppen AB	512,841
6,203	Industrivarden AB, Class A	237,992
4,942	Investor AB, Class B	419,678
7,288	L E Lundbergforetagen AB, Class B	416,504
14,531	Securitas AB, Class B	247,946
29,924	Tele2 AB, Class B	386,530
143,520	Telia Co., AB	594,048
		3,318,591
	Switzerland – 10.2%
11,252	ABB Ltd.	365,313
3,152	Baloise Holding AG	532,898
7,284	Banque Cantonale Vaudoise	742,557
1,274	Geberit AG	837,569
12,185	Nestle S.A.	1,452,727
10,523	Novartis AG	898,301
1,626	Roche Holding AG	529,863
1,820	Roche Holding AG	632,142
1,747	Schindler Holding AG	496,984
6,802	Swiss Prime Site AG	661,021
2,733	Swisscom AG	1,482,239

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
1,181	Zurich Insurance Group AG	$484,556
		9,116,170
	United Kingdom – 8.0%
17,095	Admiral Group PLC	738,727
7,076	British American Tobacco PLC	262,093
3,285	Croda International PLC	306,866
65,775	Direct Line Insurance Group PLC	258,981
35,666	GlaxoSmithKline PLC	659,840
8,616	Halma PLC	307,949
80,233	J Sainsbury PLC	263,385
50,856	National Grid PLC	639,557
6,281	Reckitt Benckiser Group PLC	559,584
11,238	RELX PLC	291,703
13,631	Severn Trent PLC	466,298
2,137	Spirax-Sarco Engineering PLC	348,697
148,340	Tesco PLC	452,752
10,902	Unilever PLC	637,103
22,313	United Utilities Group PLC	298,354
265,203	Wm Morrison Supermarkets PLC	636,741
		7,128,630
	Total Common Stocks	86,033,647
	(Cost $82,750,894)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.8%
	Hong Kong – 0.7%
68,695	Link REIT	649,564
	Singapore – 1.6%
263,200	Mapletree Commercial Trust	433,145
380,800	Mapletree Logistics Trust	569,447
360,700	Suntec Real Estate Investment Trust	414,707
		1,417,299
	United Kingdom – 0.5%
31,281	Segro PLC	434,382
	Total Real Estate Investment Trusts	2,501,245
	(Cost $2,405,958)
	Total Investments – 98.9%	88,534,892
	(Cost $85,156,852) (e)
	Net Other Assets and Liabilities – 1.1%	1,003,776
	Net Assets – 100.0%	$89,538,668

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,539,166 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,161,126. The net unrealized appreciation was $3,378,040.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 86,033,647	$ 86,033,647	$ —	$ —
Real Estate Investment Trusts*	2,501,245	2,501,245	—	—
Total Investments	$ 88,534,892	$ 88,534,892	$—	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	27.3%
Japanese Yen	22.9
Swiss Franc	10.3
Hong Kong Dollar	8.8
British Pound Sterling	8.5
Singapore Dollar	7.9
Australian Dollar	6.3
Swedish Krona	3.8
Norwegian Krone	1.1
Danish Krone	1.1
Israeli Shekel	0.8
United States Dollar	0.7
New Zealand Dollar	0.5
Total	100.0%

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Sector Allocation	% of Total Investments
Consumer Staples	19.9%
Financials	16.1
Utilities	16.1
Industrials	11.1
Communication Services	9.9
Health Care	7.0
Real Estate	6.2
Consumer Discretionary	5.4
Materials	4.6
Energy	2.1
Information Technology	1.6
Total	100.0%

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 84.6%
	Aerospace & Defense – 0.6%
256	Curtiss-Wright Corp.	$32,742
645	Mercury Systems, Inc. (a)	48,530
		81,272
	Auto Components – 1.2%
3,039	Gentex Corp.	106,912
390	Lear Corp.	71,698
		178,610
	Banks – 1.3%
1,020	Commerce Bancshares, Inc.	79,366
253	Cullen/Frost Bankers, Inc.	30,375
646	Prosperity Bancshares, Inc.	47,391
1,708	Umpqua Holdings Corp.	31,837
		188,969
	Biotechnology – 0.8%
576	United Therapeutics Corp. (a)	116,099
	Building Products – 1.4%
343	Lennox International, Inc.	115,021
364	Owens Corning	35,239
531	Simpson Manufacturing Co., Inc.	59,844
		210,104
	Capital Markets – 2.8%
203	Affiliated Managers Group, Inc.	32,718
379	Evercore, Inc., Class A	53,109
346	FactSet Research Systems, Inc.	116,332
1,990	Jefferies Financial Group, Inc.	64,695
1,810	SEI Investments Co.	111,206
525	Stifel Financial Corp.	36,325
		414,385
	Chemicals – 3.7%
1,076	Ashland Global Holdings, Inc.	92,762
737	HB Fuller Co.	49,246
166	Quaker Chemical Corp.	40,230
1,181	RPM International, Inc.	112,006
188	Scotts Miracle-Gro (The) Co.	43,458
1,221	Sensient Technologies Corp.	100,415
3,564	Valvoline, Inc.	111,910
		550,027
	Commercial Services & Supplies – 2.5%
451	Clean Harbors, Inc. (a)	40,121
984	Healthcare Services Group, Inc.	29,471
1,256	IAA, Inc. (a)	78,889
617	MSA Safety, Inc.	99,189
1,140	Stericycle, Inc. (a)	86,959
269	Tetra Tech, Inc.	34,333
		368,962
Shares	Description	Value

	Communications Equipment – 1.1%
1,175	Ciena Corp. (a)	$59,302
5,810	Viavi Solutions, Inc. (a)	95,052
		154,354
	Construction & Engineering – 0.7%
327	EMCOR Group, Inc.	39,175
273	Valmont Industries, Inc.	67,390
		106,565
	Construction Materials – 0.3%
273	Eagle Materials, Inc.	37,712
	Consumer Finance – 0.6%
660	FirstCash, Inc.	47,540
1,951	SLM Corp.	38,356
		85,896
	Containers & Packaging – 1.5%
767	AptarGroup, Inc.	115,671
1,713	Sonoco Products Co.	112,133
		227,804
	Diversified Consumer Services – 2.4%
1,824	Adtalem Global Education, Inc. (a)	62,581
1,002	Grand Canyon Education, Inc. (a)	108,507
3,092	H&R Block, Inc.	68,828
2,135	Service Corp. International	114,094
		354,010
	Electric Utilities – 2.1%
1,076	ALLETE, Inc.	75,707
1,104	IDACORP, Inc.	113,138
3,382	OGE Energy Corp.	113,500
		302,345
	Electrical Equipment – 1.5%
281	EnerSys	25,734
577	Hubbell, Inc.	110,790
1,060	nVent Electric PLC	32,277
327	Regal Beloit Corp.	47,228
		216,029
	Electronic Equipment, Instruments & Components – 3.8%
969	Arrow Electronics, Inc. (a)	110,534
1,526	Avnet, Inc.	67,022
350	Badger Meter, Inc.	32,686
706	Cognex Corp.	60,801
735	Jabil, Inc.	38,529

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
229	Littelfuse, Inc.	$60,740
2,477	National Instruments Corp.	102,572
319	SYNNEX Corp.	38,663
1,652	Vishay Intertechnology, Inc.	40,590
		552,137
	Entertainment – 0.4%
1,061	World Wrestling Entertainment, Inc., Class A	58,472
	Food & Staples Retailing – 1.8%
633	BJ’s Wholesale Club Holdings, Inc. (a)	28,276
505	Casey’s General Stores, Inc.	112,206
1,687	Grocery Outlet Holding Corp. (a)	68,138
2,251	Sprouts Farmers Market, Inc. (a)	57,648
		266,268
	Food Products – 3.9%
4,620	Flowers Foods, Inc.	110,695
2,055	Hain Celestial Group (The), Inc. (a)	84,276
1,181	Ingredion, Inc.	110,317
421	J&J Snack Foods Corp.	69,301
1,031	Post Holdings, Inc. (a)	117,307
1,139	Tootsie Roll Industries, Inc.	35,958
910	TreeHouse Foods, Inc. (a)	43,316
		571,170
	Gas Utilities – 3.2%
2,209	National Fuel Gas Co.	109,699
808	New Jersey Resources Corp.	33,896
641	Northwest Natural Holding Co.	34,563
1,154	South Jersey Industries, Inc.	28,562
1,320	Southwest Gas Holdings, Inc.	92,030
1,498	Spire, Inc.	112,859
1,379	UGI Corp.	60,276
		471,885
	Health Care Equipment & Supplies – 4.0%
246	CONMED Corp.	34,674
1,453	Globus Medical, Inc., Class A (a)	104,282
322	Haemonetics Corp. (a)	21,658
1,010	Hill-Rom Holdings, Inc.	111,322
542	ICU Medical, Inc. (a)	112,882
878	Integra LifeSciences Holdings Corp. (a)	65,042
447	Masimo Corp. (a)	104,004
441	NuVasive, Inc. (a)	31,509
		585,373
Shares	Description	Value

	Health Care Providers & Services – 3.2%
248	Amedisys, Inc. (a)	$66,923
456	AMN Healthcare Services, Inc. (a)	36,161
237	Chemed Corp.	112,957
1,315	Encompass Health Corp.	111,591
270	LHC Group, Inc. (a)	56,233
205	Molina Healthcare, Inc. (a)	52,295
1,427	R1 RCM, Inc. (a)	38,928
		475,088
	Hotels, Restaurants & Leisure – 3.3%
742	Choice Hotels International, Inc.	84,439
629	Jack in the Box, Inc.	75,889
683	Papa John’s International, Inc.	66,060
610	Texas Roadhouse, Inc. (a)	65,282
5,210	Wendy’s (The) Co.	117,590
1,030	Wyndham Hotels & Resorts, Inc.	75,303
		484,563
	Household Durables – 0.9%
349	Helen of Troy, Ltd. (a)	73,712
1,482	La-Z-Boy, Inc.	65,890
		139,602
	Household Products – 0.7%
1,083	Energizer Holdings, Inc.	53,392
178	WD-40 Co.	44,276
		97,668
	Industrial Conglomerates – 0.8%
579	Carlisle Cos., Inc.	110,965
	Insurance – 6.0%
173	Alleghany Corp. (a)	117,462
322	American Financial Group, Inc.	39,561
2,378	Brown & Brown, Inc.	126,462
1,073	First American Financial Corp.	69,208
844	Hanover Insurance Group (The), Inc.	116,734
1,361	Kemper Corp.	106,240
4,694	Old Republic International Corp.	115,566
509	Primerica, Inc.	81,323
669	RenaissanceRe Holdings Ltd.	112,934
		885,490
	IT Services – 0.7%
1,194	MAXIMUS, Inc.	109,418
	Leisure Products – 0.6%
3,863	Mattel, Inc. (a)	82,900
	Life Sciences Tools & Services – 1.5%
96	Bio-Techne Corp.	41,039

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
279	Charles River Laboratories International, Inc. (a)	$92,753
245	Medpace Holdings Inc. (a)	41,572
478	Syneos Health, Inc. (a)	40,558
		215,922
	Machinery – 5.6%
182	AGCO Corp.	26,557
353	Crane Co.	33,203
1,891	Donaldson Co., Inc.	118,906
1,507	Graco, Inc.	115,737
644	ITT, Inc.	60,736
892	Lincoln Electric Holdings, Inc.	114,221
169	Middleby (The) Corp. (a)	30,643
548	Nordson Corp.	115,853
290	Oshkosh Corp.	36,085
348	Timken (The) Co.	29,187
1,054	Toro (The) Co.	120,788
215	Woodward, Inc.	26,877
		828,793
	Media – 0.8%
39	Cable One, Inc.	69,810
1,122	New York Times (The) Co., Class A	50,950
		120,760
	Metals & Mining – 1.3%
481	Reliance Steel & Aluminum Co.	77,109
1,003	Royal Gold, Inc.	112,196
		189,305
	Multi-Utilities – 1.3%
1,420	Black Hills Corp.	97,952
2,811	MDU Resources Group, Inc.	94,056
		192,008
	Pharmaceuticals – 1.2%
417	Jazz Pharmaceuticals PLC (a)	68,555
2,587	Prestige Consumer Healthcare, Inc. (a)	112,689
		181,244
	Professional Services – 3.1%
433	CACI International, Inc., Class A (a)	110,354
1,117	Exponent, Inc.	107,601
763	FTI Consulting, Inc. (a)	105,942
721	KBR, Inc.	28,523
421	Korn Ferry	28,582
421	ManpowerGroup, Inc.	50,895
312	Science Applications International Corp.	27,899
		459,796
Shares	Description	Value

	Road & Rail – 2.4%
2,237	Knight-Swift Transportation Holdings, Inc.	$105,407
654	Landstar System, Inc.	112,671
360	Ryder System, Inc.	28,742
2,298	Werner Enterprises, Inc.	106,237
		353,057
	Semiconductors & Semiconductor Equipment – 0.4%
435	Cirrus Logic, Inc. (a)	32,368
113	Universal Display Corp.	25,277
		57,645
	Software – 3.1%
1,015	ACI Worldwide, Inc. (a)	38,347
542	Blackbaud, Inc. (a)	38,547
1,642	CDK Global, Inc.	87,995
910	CommVault Systems, Inc. (a)	63,254
74	Fair Isaac Corp. (a)	38,584
710	J2 Global, Inc. (a)	85,910
221	PTC, Inc. (a)	28,938
709	SPS Commerce, Inc. (a)	72,630
		454,205
	Specialty Retail – 1.6%
646	AutoNation, Inc. (a)	66,202
335	Five Below, Inc. (a)	67,426
771	Murphy USA, Inc.	107,477
		241,105
	Textiles, Apparel & Luxury Goods – 0.9%
712	Carter’s, Inc. (a)	77,459
181	Deckers Outdoor Corp. (a)	61,214
		138,673
	Thrifts & Mortgage Finance – 0.8%
626	Essent Group Ltd.	32,915
1,000	Flagstar Bancorp, Inc.	46,540
3,475	New York Community Bancorp, Inc.	41,561
		121,016
	Trading Companies & Distributors – 1.8%
557	GATX Corp.	54,424
991	MSC Industrial Direct Co., Inc., Class A	89,349
410	Watsco, Inc.	120,073
		263,846
	Water Utilities – 0.8%
2,429	Essential Utilities, Inc.	114,479

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 0.2%
1,306	Telephone & Data Systems, Inc.	$30,012
	Total Common Stocks	12,446,008
	(Cost $11,433,433)
REAL ESTATE INVESTMENT TRUSTS – 14.6%
	Equity Real Estate Investment Trusts – 14.6%
1,613	Agree Realty Corp.	113,491
2,391	American Campus Communities, Inc.	108,097
2,121	Brandywine Realty Trust	28,697
1,002	Camden Property Trust	120,721
896	CoreSite Realty Corp.	108,855
4,132	Corporate Office Properties Trust	115,861
1,032	Cousins Properties, Inc.	37,843
1,573	CyrusOne, Inc.	114,562
1,388	Douglas Emmett, Inc.	46,554
738	EastGroup Properties, Inc.	117,091
2,355	First Industrial Realty Trust, Inc.	117,208
3,528	Healthcare Realty Trust, Inc.	113,460
1,136	Highwoods Properties, Inc.	50,881
1,799	Hudson Pacific Properties, Inc.	50,570
740	Kilroy Realty Corp.	50,720
309	Lamar Advertising Co., Class A	30,603
1,258	Life Storage, Inc.	120,844
5,081	Medical Properties Trust, Inc.	112,036
969	National Retail Properties, Inc.	44,981
1,630	Omega Healthcare Investors, Inc.	61,940
6,054	Physicians Realty Trust	113,391
1,351	PotlatchDeltic Corp.	80,195
2,131	Rexford Industrial Realty, Inc.	118,377
1,301	Spirit Realty Capital, Inc.	61,850
1,811	STORE Capital Corp.	64,816
3,154	Uniti Group, Inc.	35,956
	Total Real Estate Investment Trusts	2,139,600
	(Cost $2,010,485)
	Total Investments – 99.2%	14,585,608
	(Cost $13,443,918) (b)
	Net Other Assets and Liabilities – 0.8%	122,143
	Net Assets – 100.0%	$14,707,751

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,230,991 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $89,301. The net unrealized appreciation was $1,141,690.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,446,008	$ 12,446,008	$ —	$ —
Real Estate Investment Trusts*	2,139,600	2,139,600	—	—
Total Investments	$ 14,585,608	$ 14,585,608	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.